Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PAYDEN & RYGEL INVESTMENT GROUP
Prospectus Date	rr_ProspectusDate	Feb. 28, 2014
Payden Global Low Duration Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PAYDEN GLOBAL LOW DURATION FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a high level of total return that is consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table shows the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund incurs transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 84% of the average value of its long-term holdings.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	84.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Fund Expenses:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual fee waiver or expense reimbursement for the first year). Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  The Fund invests in a wide variety of debt instruments and income-producing securities. These include (1) debt securities issued or guaranteed by the U.S. Government and foreign governments and their agencies and instrumentalities, political subdivisions of foreign governments (such as provinces and municipalities), and supranational organizations (such as the World Bank); (2) debt securities, loans and commercial paper issued by U.S. and foreign companies; (3) U.S. and foreign mortgage-backed and asset-backed debt securities; (4) municipal securities, which are debt obligations issued by state and local governments, territories and possessions of the United States, regional governmental authorities, and their agencies and instrumentalities, the interest on which may, or may not, be exempt from Federal income tax; and (5) convertible bonds and preferred stock.
  The Fund invests at least 65% of its total assets in investment grade debt securities. However, the Fund may invest up to 35% of its total assets in debt securities rated below investment grade (commonly called “junk bonds”). The overall average credit quality of the Fund will remain investment grade. Investment grade debt securities are rated within the four highest grades by at least one of the major rating agencies, such as Standard & Poor’s (at least BBB-), Moody’s (at least Baa3) or Fitch (at least BBB-), or are securities that Payden determines to be of comparable quality.
  Under normal market conditions, the Fund invests at least 65% of its total assets in debt securities of issuers organized or headquartered in at least three countries, one of which may be the United States. The Fund may invest in debt securities of issuers organized or headquartered in emerging markets countries.
  The Fund invests in debt securities payable in U.S. dollars and in foreign currencies, and the Fund generally hedges most of its foreign currency exposure to the U.S. dollar.
  The Fund invests in debt securities of any maturity. Under normal market conditions, the Fund’s maximum average portfolio maturity (on a dollar-weighted basis) is four years.
  The Fund may invest up to 20% of its total assets in equity securities of U.S. or foreign issuers.
  The Fund is “non-diversified,” which means that Payden may from time to time invest a larger percentage of the Fund’s assets in securities of a limited number of issuers.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Depending on the circumstances, there is always the risk that you could lose all or a portion of your investment in the Fund. The following risks could also affect the value of your investment in the Fund:
  Interest Rates. Because the Fund invests principally in debt securities, the income on and value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Fund owns usually decline. When interest rates fall, the prices of these securities usually increase. Generally, the market price of debt securities with longer maturities will fluctuate more in response to changes in interest rates than the market price of shorter-term securities. It is likely there will be less governmental action in the near future to maintain low interest rates. The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant.
  Credit Risk. Debt securities are also subject to credit risk. Credit risk is the risk that the issuer of a debt security will be unable to make interest or principal payments on time and the related risk that the value of a debt security may decline because of concerns about the issuer’s ability or willingness to make such payments. A debt security’s credit rating reflects the credit risk associated with the debt obligation. Generally, higher-rated debt securities involve lower credit risk than lower-rated debt securities. Credit risk is often higher for corporate, mortgage-backed, asset-backed and foreign government debt securities than for U.S. Government debt securities.
  Foreign Investments. Investing in foreign securities poses additional risks. The performance of foreign securities can be adversely affected by the different political, regulatory and economic environments in countries where the Fund invests, and fluctuations in foreign currency exchange rates may also adversely affect the value of foreign securities.
  Recent Market Events Risk. The global financial crisis that began in 2008 caused a significant decline in the value and liquidity of certain securities and unprecedented volatility in capital markets. In response to the crisis, the U.S. government and the Federal Reserve Board, as well as certain foreign governments and their central banks, have taken steps to support financial markets, including by keeping short-term interest rates low. The withdrawal of this support, or investor perception that such efforts are not succeeding, could negatively affect financial markets generally, as well as reduce the value and liquidity of certain securities. This environment could make identifying investment risks and opportunities especially difficult. Regardless of whether the Fund invests in securities of issuers located in, or with significant exposure to, countries experiencing economic and financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected by these risks.
  Emerging Markets. The risks of foreign investing are heightened for securities of issuers in emerging markets countries. Emerging market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. In addition to all of the risks of investing in foreign developed markets, emerging markets are more susceptible to governmental interference, local taxes being imposed on foreign investments, restrictions on gaining access to sales proceeds, and less liquid and efficient trading markets.
  Below Investment Grade Credit. Below investment grade securities (commonly called “junk bonds”) are speculative and involve a greater risk of default and price change due to changes in the issuer’s creditworthiness. The market prices of these debt securities may fluctuate more than the market prices of investment grade debt securities and may decline more significantly in periods of general economic difficulty.
  Mortgage-Backed/Asset-Backed Securities. Investing in mortgage-backed and asset-backed securities poses additional risks, principally with respect to increased prepayment risk. Many mortgage-backed securities and asset-backed securities may be prepaid prior to maturity. During periods of falling interest rates, prepayments may accelerate, which would require an investing Fund to reinvest the proceeds at a lower interest rate.
  Equity Securities. Investing in equity securities poses certain risks, including a sudden decline in a holding’s share price, or an overall decline in the stock market. The value of the Fund’s investment in any such securities will fluctuate on a day-to-day basis with movements in the stock market, as well as in response to the activities of individual companies whose equity securities the Fund owns.
  Non-Diversification. The Fund is “non-diversified,” which means that compared with diversified funds, the Fund may invest a greater percentage of its assets in a particular issuer. Accordingly, events that affect a few — or even one — of the Fund’s investments may have a greater impact on the value of the Fund’s shares than they would if the Fund were diversified.

Risk Lose Money [Text]	rr_RiskLoseMoney	Depending on the circumstances, there is always the risk that you could lose all or a portion of your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
  Non-Diversification. The Fund is “non-diversified,” which means that compared with diversified funds, the Fund may invest a greater percentage of its assets in a particular issuer. Accordingly, events that affect a few — or even one — of the Fund’s investments may have a greater impact on the value of the Fund’s shares than they would if the Fund were diversified.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST FUND PERFORMANCE:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The information in the bar chart and table below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over time compare with those of a broad measure of market performance, the BofA Merrill Lynch 1-3 Year US Corporate & Government Index and the Bank of America Merrill Lynch 1-3 Year Treasury Index.

After-tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns “After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures because they include the effect of a tax benefit an investor may receive from the capital losses that may have been incurred by an investor in connection with the sale of Fund shares.

		Updated performance information for the Fund may be found on the Fund’s Internet site at payden.com. Past performance (before and after taxes) is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information in the bar chart and table below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over time compare with those of a broad measure of market performance, the BofA Merrill Lynch 1-3 Year US Corporate & Government Index and the Bank of America Merrill Lynch 1-3 Year Treasury Index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	payden.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the ten-year period, the Fund’s best quarter was 2ndQ 2009 (3.54%), and the worst quarter was 3rdQ 2011 (–1.94%).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns Through 12/31/13
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The returns “After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures because they include the effect of a tax benefit an investor may receive from the capital losses that may have been incurred by an investor in connection with the sale of Fund shares.
Payden Global Low Duration Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.70%	[1]
Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.15%	[2]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	0.55%
1 Year	rr_ExpenseExampleYear01	56
3 Years	rr_ExpenseExampleYear03	209
5 Years	rr_ExpenseExampleYear05	375
10 Years	rr_ExpenseExampleYear10	$ 856
2004	rr_AnnualReturn2004	2.54%
2005	rr_AnnualReturn2005	2.35%
2006	rr_AnnualReturn2006	4.23%
2007	rr_AnnualReturn2007	4.28%
2008	rr_AnnualReturn2008	(2.93%)
2009	rr_AnnualReturn2009	8.54%
2010	rr_AnnualReturn2010	4.32%
2011	rr_AnnualReturn2011	0.39%
2012	rr_AnnualReturn2012	6.16%
2013	rr_AnnualReturn2013	0.71%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.54%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.94%)
1 Year	rr_AverageAnnualReturnYear01	0.71%
5 Years	rr_AverageAnnualReturnYear05	3.98%
10 Years	rr_AverageAnnualReturnYear10	3.01%
Payden Global Low Duration Fund | After Taxes on Distributions | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.13%
5 Years	rr_AverageAnnualReturnYear05	3.29%
10 Years	rr_AverageAnnualReturnYear10	2.02%
Payden Global Low Duration Fund | After Taxes on Distributions and Sale of Fund Shares | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.43%
5 Years	rr_AverageAnnualReturnYear05	2.98%
10 Years	rr_AverageAnnualReturnYear10	2.10%
Payden Global Low Duration Fund | BofA Merrill Lynch 1-3 Year US Corporate & Government Index (The returns for each index are before any deduction for taxes, fees or expenses.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.71%
5 Years	rr_AverageAnnualReturnYear05	2.07%
10 Years	rr_AverageAnnualReturnYear10	2.90%
Payden Global Low Duration Fund | Bank of America Merrill Lynch 1-3 Year Treasury Index (The returns for each index are before any deduction for taxes, fees or expenses.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.36%
5 Years	rr_AverageAnnualReturnYear05	1.09%
10 Years	rr_AverageAnnualReturnYear10	2.56%

[1]	Payden & Rygel ("Payden") has contractually agreed that for so long as it is the investment adviser to the Fund, the Total Annual Fund Operating Expenses (excluding interest and taxes) will not exceed 0.70%.
[2]	Payden has also contractually agreed to waive its investment management fee or reimburse Fund expenses to the extent that the Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement (excluding Acquired Fund Fees and Expenses, interest and taxes) exceed 0.55%. This agreement has a one-year term ending February 28, 2015; it may be renewed and may be amended by approval of a majority of the Fund's Board of Trustees.